Commitments and Contingencies - Additional Information (Details)	5 Months Ended
Jun. 30, 2021 USD ($) $ / shares shares
Commitments and Contingencies Disclosure [Abstract]
Underwriters option period to purchase shares	45 days
Maximum number of shares granted for underwriters to purchase | shares	5,250,000
Underwriting agreement, deferred fee per unit | $ / shares	$ 0.35
Underwriting agreement, deferred fee payable upon completion of business combination | $	$ 12,250,000